Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations	12 Months Ended
Dec. 31, 2022
IFRS 17 “Insurance Contracts” [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2023
Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2023
Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2023
Amendments to IAS 12, Income Taxes [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2023
Amendments to IFRS 16, Leases [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2024
Amendments to IAS 1, Presentation of Financial Statements [Member]
Significant Accounting Policies (Details) - Schedule of new, revised or amended standards and interpretations [Line Items]
Effective Date Issued by IASB	Jan. 01, 2024